Expense Example - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund - Fidelity Puritan Fund - Class K	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542